Income Taxes Deferred income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Tax Liability Not Recognized [Line Items]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company's deferred tax assets and liabilities are as follows as of December 31 (in thousands):

	2012	2011
Allowance for losses	$49,761	$40,122
Unsold Vacation Interests adjustments	11,390	13,705
Net Operating Loss carryover	126,283	123,085
Accrued expenses and prepaid assets	20,254	13,503
Other	30,207	22,225
Total gross deferred tax assets	237,895	212,640
Valuation allowance	(91,519)	(104,264)
Total net deferred tax assets	146,376	108,376
Installment sales	125,054	98,754
Intangible assets	15,966	5,180
Other	5,356	4,442
Total deferred tax liability	146,376	108,376
Net deferred tax liability	$—	$—

Valuation Allowance
Balance as of January 1, 2010	$105,036
Additions — Increases	13,487
Deductions — Recoveries	(9,533)
Balance as of December 31, 2010	108,990
Additions — Increases	16,042
Deductions — Recoveries	(20,768)
Balance as of December 31, 2011	104,264
Additions — Increases	28,354
Deductions — Recoveries	(41,099)
Balance as of December 31, 2012	$91,519